Right-of-Use Assets - Disclosure of Detailed Information About Right-of-Use Assets (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement Line Items [Line Items]
Balance as at 1 February
Additions to right-of-use-assets	6,327
Depreciation charge for the year	(8,676)
Balance at 31 January 2020	23,809
Land and buildings [member]
Statement Line Items [Line Items]
Balance as at 1 February	25,616
Additions to right-of-use-assets	6,255
Depreciation charge for the year	(8,479)
Balance at 31 January 2020	23,392	25,616
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Balance as at 1 February	542
Additions to right-of-use-assets	72
Depreciation charge for the year	(197)
Balance at 31 January 2020	$ 417	$ 542